Summary of Significant Accounting Policies - Balance sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2020	Jul. 07, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 277,068,443			$ 278,183,053	$ 574,310
Total liabilities	36,219,052			32,669,057	582,131
Preference shares
Additional paid-in capital					24,310
Retained earnings (accumulated deficit)	(35,151,299)			(30,486,694)	(32,821)
Total shareholders' equity (deficit)	(35,150,609)	$ (38,524,727)	$ (28,079,338)	(30,486,004)	(7,821)	[1],[2]	$ 4,767	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	277,068,443			278,183,053	574,310
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	276,000,000			276,000,000
Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	$ 690			690	$ 690
Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		277,467,799	277,256,530
Total liabilities		39,992,526	29,335,868
Class A ordinary shares subject to possible redemption		276,000,000
Retained earnings (accumulated deficit)		(38,525,417)	(28,080,028)
Total shareholders' equity (deficit)		(38,524,727)	(28,079,338)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		277,467,799	277,256,530
Restatement of redeemable common stock as temporary equity | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			276,000,000
Restatement of redeemable common stock as temporary equity | Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		690	690
As Reported | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		277,467,799	277,256,530	278,183,053
Total liabilities		39,992,526	29,335,868	10,521,057
Class A ordinary shares subject to possible redemption		232,475,270
Additional paid-in capital		13,949,009	3,503,723	5,040,999
Retained earnings (accumulated deficit)		(8,950,131)	1,495,258	(41,816)
Total shareholders' equity (deficit)		5,000,003	5,000,002	5,000,006
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		277,467,799	277,256,530	278,183,053
As Reported | Restatement of redeemable common stock as temporary equity | Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		435	331	133
As Reported | Restatement of redeemable common stock as temporary equity | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			242,920,660	262,661,990
As Reported | Restatement of redeemable common stock as temporary equity | Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		690	690	690
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities				22,148,000
Additional paid-in capital				(5,040,999)
Retained earnings (accumulated deficit)				(30,444,878)
Total shareholders' equity (deficit)				(35,486,010)
Adjustment | Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares				(133)
Adjustment | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption				$ 13,338,010
Adjustment | Restatement of redeemable common stock as temporary equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		43,524,730
Additional paid-in capital		(13,949,009)	(3,503,723)
Retained earnings (accumulated deficit)		(29,575,286)	(29,575,286)
Total shareholders' equity (deficit)		(43,524,730)	(33,079,340)
Adjustment | Restatement of redeemable common stock as temporary equity | Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		$ (435)	(331)
Adjustment | Restatement of redeemable common stock as temporary equity | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			$ 33,079,340

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).